Assets Held For Sale And Derecognition Of Asset - Additional Information 2 (Details) R$ in Millions				12 Months Ended
	Dec. 05, 2024 BRL (R$)	Sep. 23, 2024 Number	Mar. 17, 2023 Number	Dec. 31, 2025 BRL (R$) Number	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)	Oct. 16, 2025 BRL (R$)	Feb. 29, 2024 BRL (R$)
IfrsStatementLineItems [Line Items]
Dividends received | R$				R$ 269	R$ 349	R$ 592
Current subsidy receivable | R$				R$ 723	R$ 208			R$ 101
Number of hydroelectric generation plants and units			15	15
Onerous Transfer Of 4 SHP/HPPs [Member]
IfrsStatementLineItems [Line Items]
Number of hydroelectric generation plants and units		4
Ambar Hidroenergia Ltda [Member] | Onerous Transfer Of 4PCHUHEs [Member]
IfrsStatementLineItems [Line Items]
Public auction winning price | R$	R$ 52
Public auction premium percentage	78.80%
Public auction minimum price | R$	R$ 29
Cemiggt [Member]
IfrsStatementLineItems [Line Items]
Number of hydroelectric generation plants and units			12
Cemiggt [Member] | Onerous Transfer Of 4PCHUHEs [Member]
IfrsStatementLineItems [Line Items]
TotalConsiderations | R$							R$ 52
Cemiggt [Member] | Onerous Transfer Of 4 SHP/HPPs [Member]
IfrsStatementLineItems [Line Items]
Number of hydroelectric generation plants and units		1
Cemiggt Subsidiaries [Member] | Onerous Transfer Of 4 SHP/HPPs [Member]
IfrsStatementLineItems [Line Items]
Number of hydroelectric generation plants and units		3
Horizontes [Member]
IfrsStatementLineItems [Line Items]
Number of hydroelectric generation plants and units			3